Long-Duration Insurance Contracts Relating to Life Insurance Operations	12 Months Ended
Mar. 31, 2025
Insurance [Abstract]
Long-Duration Insurance Contracts Relating to Life Insurance Operations
24. Long-Duration Insurance Contracts Relating to Life Insurance Operations
The following tables present balances of and changes in the liability for future policy benefits as of and for the fiscal year ended March 31, 2024 and 2025.

	Millions of yen
	March 31, 2024			March 31, 2025
Present value of expected net premiums	Yen-denominated insurance (First Sector)	Yen-denominated insurance (Third Sector)	Foreign currency denominated insurance	Yen-denominated insurance (First Sector)	Yen-denominated insurance (Third Sector)	Foreign currency denominated insurance
Beginning balance	¥894,537	¥1,389,063	¥374,951	¥873,038	¥1,306,719	¥389,664

Beginning balance at original discount rate	865,333	1,338,398	409,847	858,959	1,289,145	424,186

Effect of changes in cash flow assumptions	(6,213)	3,634	2,106	(9,660)	(7,648)	66
Effect of actual variances from expected experience	1,418	2,865	(2,531)	984	812	(3,193)

Adjusted beginning balance	860,538	1,344,897	409,422	850,283	1,282,309	421,059

Issuances	94,169	52,510	43,378	130,605	34,189	31,717
Interests	10,840	18,439	12,405	10,568	17,489	12,323
Net premium earned	(106,300)	(119,416)	(61,594)	(116,850)	(116,049)	(62,788)
Actual variances from cash flow assumptions	(550)	(862)	(1,222)	(437)	(770)	(1,231)
Derecognition	262	(6,423)	(32,681)	3,131	(463)	(27,567)
Effect of changes in foreign exchange rate	0	0	54,478	0	0	(4,667)

Ending balance at original discount rate	858,959	1,289,145	424,186	877,300	1,216,705	368,846

Effect of changes in discount rates	14,079	17,574	(34,522)	(21,869)	(54,491)	(22,914)

Ending balance	¥873,038	¥1,306,719	¥389,664	¥855,431	¥1,162,214	¥345,932

	Millions of yen
	2024			2025
Present value of expected future policy benefits	Yen-denominated insurance (First Sector)	Yen-denominated insurance (Third Sector)	Foreign currency denominated insurance	Yen-denominated insurance (First Sector)	Yen-denominated insurance (Third Sector)	Foreign currency denominated insurance
Beginning balance	¥1,571,886	¥1,918,462	¥387,073	¥1,565,877	¥1,844,599	¥447,081

Beginning balance at original discount rate	1,598,009	1,887,744	573,616	1,658,143	1,895,730	659,217

Effect of changes in cash flow assumptions	(7,962)	4,600	1,782	(10,284)	(8,470)	81

Adjusted beginning balance	1,590,047	1,892,344	575,398	1,647,859	1,887,260	659,298

Issuances	94,169	52,510	43,378	130,605	34,189	31,717
Interests	23,981	28,159	17,649	24,463	27,997	19,385
Insurance claims paid	(52,161)	(70,513)	(17,757)	(57,099)	(72,044)	(18,634)
Actual variances from cash flow assumptions	(11,644)	(7,465)	11,794	(9,571)	(8,287)	13,086
Derecognition	13,751	695	(49,973)	14,655	8,960	(46,693)
Effect of changes in foreign exchange rate	0	0	78,728	0	0	(8,154)

Ending balance at original discount rate	1,658,143	1,895,730	659,217	1,750,912	1,878,075	650,005

Effect of changes in discount rates	(92,266)	(51,131)	(212,136)	(239,476)	(218,115)	(207,066)

Ending balance	¥1,565,877	¥1,844,599	¥447,081	¥1,511,436	¥1,659,960	¥442,939

Net liability for future policy benefits	¥692,839	¥537,880	¥57,417	¥656,005	¥497,746	¥97,007
Deferred profit liabilities	47,068	68,539	26,930	61,448	74,962	37,340

Subtotal	739,907	606,419	84,347	717,453	572,708	134,347

Less: Reinsurance recoverable	211	0	0	196	0	0

The liability for future policy benefits, after reinsurance recoverable	¥739,696	¥606,419	¥84,347	¥717,257	¥572,708	¥134,347

The following tables provide the breakdown of the policy liabilities and policy account balances recorded in the consolidated balance sheets as of March 31, 2024 and 2025:

	Millions of yen
	2024	2025
Yen-denominated insurance (First Sector)	¥739,696	¥717,257
Yen-denominated insurance (Third Sector)	606,419	572,708
Foreign currency denominated insurance	84,347	134,347

Subtotal	1,430,462	1,424,312

Policy account balances for single-payment whole life insurance	0	134,572
Fixed annuities and annuitization benefits	138,419	119,093
Policy account balances for variable annuity and variable life insurance contracts and market risk benefits	167,207	136,257
Others*	156,422	133,813

Total	¥1,892,510	¥1,948,047

*	Others include unearned premiums and liabilities for unpaid claims.
The amount of undiscounted and discounted expected future gross premiums and expected future policy benefits and expenses as of March 31, 2024 and 2025 are as follows:

	Millions of yen
	2024		2025
	Undiscounted	Discounted	Undiscounted	Discounted
Yen-denominated insurance (First Sector)
Expected future gross premiums	¥1,525,071	¥1,395,370	¥1,551,749	¥1,362,111
Expected future policy benefits and expenses	2,378,836	1,565,877	2,532,638	1,511,436

Yen-denominated insurance (Third Sector)
Expected future gross premiums	2,590,963	2,242,701	2,456,942	2,003,392
Expected future policy benefits and expenses	2,583,535	1,844,599	2,552,133	1,659,960

Foreign currency denominated insurance
Expected future gross premiums	685,134	535,943	617,771	493,328
Expected future policy benefits and expenses	1,300,018	447,081	1,288,727	442,939

For the fiscal year ended March 31, 2024 and 2025, the effects of net premium exceeding gross premiums in certain cohorts are immaterial in earnings for the respective periods.

The amounts of gross premiums and interest expense recognized in the consolidated statement of income for the fiscal year ended March 31, 2023, 2024 and 2025 are as follows:

	Millions of yen
	Fiscal Year ended March 31, 2023		Fiscal Year ended March 31, 2024		Fiscal Year ended March 31, 2025
	Gross premiums	Interest expense	Gross premiums	Interest expense	Gross premiums	Interest expense
Yen-denominated insurance (First Sector)	¥162,667	¥12,309	¥168,805	¥13,142	¥184,650	¥13,895
Yen-denominated insurance (Third Sector)	208,640	9,077	205,787	9,720	199,809	10,509
Foreign currency denominated insurance	77,369	3,585	82,332	5,243	87,400	7,062

Total	¥448,676	¥24,971	¥456,924	¥28,105	¥471,859	¥31,466

The weighted average discount rates for the liability for future policy benefits as of March 31, 2024 and 2025 are as follows:

	Weighted average rate
	2024	2025
Yen-denominated insurance (First Sector)
Weighted average of the original discount rates	1.7%	1.8%
Weighted average of the current discount rates	2.1	2.7

Yen-denominated insurance (Third Sector)
Weighted average of the original discount rates	1.7	1.7
Weighted average of the current discount rates	2.1	2.7

Foreign currency denominated insurance
Weighted average of the original discount rates	3.1	3.3
Weighted average of the current discount rates	5.5	5.9

The weighted average duration of the liability for future policy benefit as of March 31, 2024 and 2025 are as follows:

	Years
	2024	2025
Yen-denominated insurance (First Sector)	36.4	35.1
Yen-denominated insurance (Third Sector)	34.7	32.5
Foreign currency denominated insurance	36.9	33.5

Assumptions for calculating the liability for future policy benefits include assumptions related to mortality, morbidity, lapse rates and discount rates. The Company and its subsidiaries reviewed their assumptions, recognized variances between actual and forecasted results and updated the assumptions during fiscal 2024 and 2025 as follows.

•	Yen-denominated insurance (First Sector)
During fiscal 2024 the Company and its subsidiaries updated expected mortality and lapse rates due to the lower-than-expected mortality and the higher-than-expected lapse rates.

During fiscal 2025 the Company and its subsidiaries updated expected mortality and lapse rates due to the higher-than-expected mortality and lapse rates.

•	Yen-denominated insurance (Third Sector)
During fiscal 2024 the Company and its subsidiaries updated expected mortality and lapse rates due to the higher-than-expected mortality and the lower-than-expected lapse rates. The actual morbidity excluding deemed hospitalization was lower than expected ever after reclassification of the legal category of
COVID-19
by Japanese government. However, the relevant morbidity assumptions were not updated because the Company and its subsidiaries believe further observations are needed to determine whether such assumption is temporary or permanent.
During fiscal 2025 the Company and its subsidiaries updated expected mortality and lapse rates due to the higher-than-expected mortality and lapse rates. The actual morbidity excluding deemed hospitalization was lower-than-expected ever after reclassification of the legal category of COVID-19 by Japanese government. However, the relevant morbidity assumptions were not updated because the Company and its subsidiaries believe further observations are needed to determine whether such an assumption is temporary or permanent.

•	Foreign currency denominated insurance
During fiscal 2024 the Company and its subsidiaries updated expected mortality rates due to the lower-than-expected mortality rates. In addition, lapse rates were higher-than-expected due to the impact of rapid exchange rate fluctuations, but as this is considered to be a temporary factor, the Company and its subsidiaries removed the impact and updated expected lapse rates.
During fiscal 2025 the Company and its subsidiaries updated expected mortality rates due to the different-from-expected mortality rates. In addition, lapse rates were higher-than-expected due to the impact of rapid exchange rate fluctuations. However, the relevant lapse rates were not updated because the Company and its subsidiaries believe further observations are needed to determine whether such an assumption is temporary or permanent.
The market data underlying the discount rate was updated quarterly for both the fiscal year ended March 31, 2024 and for fiscal 2025.
For the effect of the changes in assumptions on expected net premiums and expected future policy benefits, see “Effect of changes in cash flow assumptions” and “Effect of changes in discount rates” in the tables that represent balances of and changes in the liability for future policy benefits.

The following tables present balances of and changes in the deferred policy acquisition costs as of and for the fiscal year ended March 31, 2024 and 2025:

	Millions of yen
	2024
	Yen-denominated insurance (First Sector)	Yen-denominated insurance (Third Sector)	Foreign currency denominated insurance	Total
Beginning balance	¥77,957	¥166,696	¥42,726	¥287,379

Capitalization	10,285	12,855	7,120	30,260
Amortization	(5,901)	(9,970)	(2,301)	(18,172)
Effect of changes in foreign exchange rate	0	0	6,267	6,267

Ending balance	¥82,341	¥169,581	¥53,812	¥305,734

	Millions of yen
	2025
	Yen-denominated insurance (First Sector)	Yen-denominated insurance (Third Sector)	Foreign currency denominated insurance	Single- payment whole life insurance	Total
Beginning balance	¥82,341	¥169,581	¥53,812	¥0	¥305,734

Capitalization	13,431	9,180	6,633	6,627	35,871
Amortization	(6,411)	(10,072)	(2,689)	(43)	(19,215)
Effect of changes in foreign exchange rate	0	0	(605)	(137)	(742)
Others*	0	0	0	(5,808)	(5,808)

Ending balance	¥89,361	¥168,689	¥57,151	¥639	¥315,840

*	Others include adjustments of reinsurance.
Deferred policy acquisition costs are amortized over the expected term of the policies on a constant-level basis. The assumptions used for the amortization of deferred policy acquisition costs are consistent with the assumptions for the liability for future policy benefits. The underlying assumptions for deferred policy acquisition costs and the liability for future policy benefits are updated at the same time. In addition, deferred policy acquisition costs are included in other assets in the consolidated balance sheets.
The following table presents policy account balances for single-payment whole life insurance and fixed annuity and annuitization benefits by range of minimum guaranteed interest rates as of March 31, 2024 and 2025.

	$	$		$		$
	Millions of yen
	2024	2025
Range of minimum guaranteed interest rates	Minimum guarantees	Minimum guarantees		Above minimum guarantees
				50-150bp		150bp or more
0.00% - less than 1.50%	¥131,328		¥111,626		¥7,421		¥127,151
1.50% or more	7,091		7,467		0		0

Total	¥138,419		¥119,093		¥7,421		¥127,151

The following table provides information about single-payment whole life insurance for the fiscal year ended March 31, 2025.

Millions of yen
2025
Beginning balance	¥0
New contract	136,863
Surrenders and partial surrenders	(66)
Benefit payments and lump sum payments, etc.	(49)
Policy charges	(188)
Interests	1,072
Effect of changes in foreign exchange rate	(3,060)

Ending balance	¥134,572

2025
Weighted average guaranteed interest rate (%)	3.9%
Benefits in excess of policy account balances (Millions of yen)	0
Cash surrender value (Millions of yen)	127,659
The following table provides information about fixed annuity and annuitization benefits for the fiscal year ended March 31, 2024 and 2025.

	$		$
	Millions of yen
	2024		2025
Beginning balance		¥158,952		¥138,419

Transfer in		10,249		9,381
Surrenders and partial surrenders		(71)		(85)
Benefit payments and lump sum payments, etc.		(31,179)		(28,912)
Policy charges		(229)		(214)
Transfer out		(290)		(373)
Interests		1,023		895
Others		(36)		(18)

Ending balance		¥138,419		¥119,093

	$		$
	2024		2025
Weighted average guaranteed interest rate (%)		0.7		0.7
Benefits in excess of policy account balances (Millions of yen)		¥1		¥0
Cash surrender value (Millions of yen)		132,411		113,492

The following table provides information about policy account balances for variable annuity and variable life insurance contracts and market risk benefits as of and for the fiscal year ended March 31, 2024 and 2025:

	Millions of yen
	2024	2025
Beginning balance	¥163,734	¥167,207

Effect of changes other than through net income and other comprehensive income	(26,997)	(23,706)
Surrenders and withdrawals	(7,641)	(4,924)
Transfer in	(7,891)	(6,902)
Benefit payments	(11,434)	(11,851)
Others	(31)	(29)

Changes through net income	30,205	(7,292)
Effect of changes in fair value of corresponding investment assets	40,846	(3,538)
Fee income	(3,750)	(3,590)
Effect of changes in fair value of market risk benefits	(6,891)	(164)

Changes through other comprehensive income	265	48
Effect of changes in the instrument-specific credit risk	265	48

Ending balance	¥167,207	¥136,257

	Millions of yen
	2024	2025
Polic y account balances	¥167,496	¥136,662
Market risk benefits	(289)	(405)

Total	¥167,207	¥136,257